Intangible Assets and Goodwill (Summary of Goodwill) (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 30, 2016	Dec. 31, 2016
Goodwill [Roll Forward]
Balance at July 1, 2016		$ 11,270
Rant preliminary purchase price allocation	$ 3,350
Balance at December 31, 2016	$ 11,270	18,859
Rant, Inc.
Goodwill [Roll Forward]
Rant preliminary purchase price allocation		$ 7,589